Stock Option Plans - Summary of option activity (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding, beginning of year	61,120	85,835
Granted
Exercised	(13,532)	(24,715)
Forfeited or expired	(100)
Outstanding, end of year	47,488	61,120
Exercisable, end of year	25,653	19,035
Weighted Average Exercise price
Outstanding, beginning of year	$ 15.65	$ 15.65
Granted
Exercised	15.65	15.65
Forfeited or expired	15.65
Outstanding, end of year	15.65	15.65
Exercisable, end of year	$ 15.65	$ 15.65
Weighted Average Remaining Contractual Term
Outstanding, end of year	5 years 3 months	6 years 3 months
Exercisable, end of year	5 years 3 months	6 years 3 months
Aggregate Intrinsic Value
Outstanding, end of year	$ 681,453	$ 649,706
Exercisable, end of year	$ 368,121	$ 202,342